File No: 333-[________]

As filed with the U.S. Securities and Exchange Commission on May 25, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	( )

Post-Effective Amendment No.	( )

(Check appropriate box or boxes)

FRANKLIN NEW YORK TAX-FREE INCOME FUND

(Exact Name of Registrant as Specified in Charter)

Registrant's Area Code and Telephone Number (650) 312-2000

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices) (Number, Street, City , State, Zip Code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Name and Address of Agent for Service) (Number and Street) (City)(State)(Zip Code)

Copies to:

Bruce G. Leto, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A and Class C shares of beneficial interest, with no par value, of Franklin New York Tax-Free Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on [June __], 2010 pursuant to Rule 488.

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

IMPORTANT SHAREHOLDER INFORMATION

The enclosed Prospectus/Information Statement is being provided to inform you that on or about [August 27], 2010, Franklin New York Insured Tax-Free Income Fund (“NY Insured Fund”), a series of Franklin New York Tax-Free Trust (the “Trust”), will be reorganized with and into Franklin New York Tax-Free Income Fund (“NY Tax-Free Fund”). The Prospectus/Information Statement discusses this proposed reorganization and provides you with information that you should consider. The Board of Trustees of the Trust approved the reorganization and concluded that the reorganization is in the best interests of NY Insured Fund and its shareholders. The Funds have the same investment goal and have generally similar investment strategies and risks.

We urge you to spend a few minutes reviewing the information in the Prospectus/Information Statement. You do not need to take any action with regards to your account. On or about [August 27], 2010, your shares of NY Insured Fund will be converted automatically at their net asset value into shares of the corresponding class of NY Tax-Free Fund.

We welcome your comments. If you have any questions, call Fund Information at (800) DIAL BEN®/(800) 342-5236.

When reading this Prospectus/Information Statement, you will notice that certain terms are capitalized. This means the term is explained in our glossary section.

TABLE OF CONTENTS

Page
Cover Page	Cover
Prospectus/Information Statement	[1]
Introduction	[3]
Summary	[4]
The Reorganization	[4]
How do the investment goals and strategies of the Funds compare?	[5]
What are the principal risks of an investment in the Funds?	[5]
Who manages the Funds?	[7]
What are the Funds’ investment management and fund administration fees?	[8]
What are the fees and expenses of each Fund and what might they be after the Reorganization?	[9]
How do the performance records of the Funds compare?	[10]
Where can I find more financial and performance information about the Funds?	[11]
What are other key features of the Funds?	[11]
Reasons for the Reorganization	[13]
Information about the Reorganization	[14]
How will the Reorganization be carried out?	[14]
Who will pay the expenses of the Reorganization?	[15]
What are the tax consequences of the Reorganization?	[15]
What should I know about NY Tax-Free Fund Shares?	[17]
What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?	[17]
Comparison of Investment Goals, Strategies and Risks	[18]
Are there any significant differences between the investment goals, strategies and risks of each Fund?	[18]
What are the principal risk factors associated with investments in the Funds?	[19]
Information about NY Tax-Free Fund	[21]
Information about NY Insured Fund	[22]
Further Information about the Funds	[22]
Principal Holders of Shares	[23]
Glossary—Useful Terms and Definitions	[25]

Exhibits to Prospectus/Information Statement	[26]

Exhibit A – Form of Agreement and Plan of Reorganization by and between Franklin New York Tax-Free Trust, on behalf of its series, Franklin New York Insured Tax-Free Income Fund, and Franklin New York Tax-Free Income Fund

A-1
Exhibit B – Prospectus of Franklin New York Tax-Free Income Fund – Class A, Class B, Class C and Advisor Class shares, dated October 1, 2009, as supplemented to date (enclosed)	B-1
Exhibit C – Financial Highlights for Franklin New York Tax-Free Income Fund	C-1
Exhibit D – Ownership of the Funds	D-1

PROSPECTUS/INFORMATION STATEMENT

Dated [June ___], 2010

Acquisition of Substantially all of the Assets of

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

(a series of Franklin New York Tax-Free Trust)

By and in Exchange for Shares of

FRANKLIN NEW YORK TAX-FREE INCOME FUND

This Prospectus/Information Statement is being furnished to shareholders of Franklin New York Insured Tax-Free Income Fund (“NY Insured Fund”), a series of Franklin New York Tax-Free Trust (the “Trust”), pursuant to an Agreement and Plan of Reorganization by and between the Trust, on behalf of NY Insured Fund, and Franklin New York Tax-Free Income Fund (“NY Tax-Free Fund”) (the “Plan”). (NY Insured Fund and NY Tax-Free Fund may be referred to individually as a “Fund” and, collectively, as the “Funds.”) According to the Plan, substantially all of the assets of NY Insured Fund will be transferred to NY Tax-Free Fund in exchange solely for shares of NY Tax-Free Fund – Class A (“NY Tax-Free Fund Class A shares”) and NY Tax-Free Fund – Class C (“NY Tax-Free Fund Class C shares” and, together with NY Tax-Free Fund Class A shares, “NY Tax-Free Fund Shares”). (This proposed transaction is referred to in this Prospectus/Information Statement as the “Reorganization.”) The Board of Trustees of the Trust (the “Trust Board”) has approved the Plan and the Reorganization. Shareholders of NY Insured Fund are not required to and are not being asked to approve the Plan or the Reorganization.

Pursuant to the Plan, you will receive NY Tax-Free Fund Class A shares of equivalent aggregate net asset value (“NAV”) to your investment in Class A shares of NY Insured Fund (“NY Insured Fund Class A shares”), and NY Tax-Free Fund Class C shares of equivalent aggregate NAV to your investment in Class C shares of NY Insured Fund (“NY Insured Fund Class C shares” and, together with NY Insured Fund Class A shares, “NY Insured Fund Shares”). NY Insured Fund will then be liquidated and dissolved.

The Funds have the same investment goal – to provide investors with as high a level of income exempt from federal, New York State and New York City personal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Funds have generally similar investment strategies and risks. They also utilize the same investment manager, Franklin Advisers, Inc. (“FAV”).

This Prospectus/Information Statement is being mailed on or about [July 7], 2010, to the shareholders of record of NY Insured Fund as of the close of business on May 19, 2010.

This Prospectus/Information Statement provides the information that you should know about the Reorganization and about NY Tax-Free Fund. You should retain it for future reference. Additional information about NY Tax-Free Fund and the proposed Reorganization has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:

•

The Prospectus of NY Tax-Free Fund – Class A, Class B, Class C and Advisor Class shares, dated October 1, 2009, as supplemented to date (the “NY Tax-Free Fund Prospectus”), which is enclosed with and considered a part of this Prospectus/Information Statement.

•

A Statement of Additional Information (“SAI”) dated [June ___], 2010 relating to this Prospectus/Information Statement, which has been filed with the SEC and is considered a part of this Prospectus/Information Statement.

You may request a free copy of the SAI relating to this Prospectus/Information Statement or the NY Tax-Free Fund Prospectus referred to above without charge by calling (800) DIAL BEN® or by writing to Franklin Templeton Investments at P.O. Box 997151, Sacramento, CA 95899-7151. The principal offices of the Funds are located at One Franklin Parkway, San Mateo, California 94403-1906. You can reach the offices of the Funds by telephone by calling (800) 632-2301.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

INTRODUCTION

Pursuant to the Plan (attached hereto as Exhibit A), substantially all of the assets of NY Insured Fund will be transferred to NY Tax-Free Fund in exchange solely for NY Tax-Free Fund Shares of equivalent aggregate NAV. Shareholders of NY Insured Fund will receive NY Tax-Free Fund Shares with an aggregate NAV equal to the aggregate NAV of such shareholders’ NY Insured Fund Shares.

Below are some of the important questions you might have about the Reorganization:

What will happen to my NY Insured Fund investment after the Reorganization is completed?

You will become a shareholder of NY Tax-Free Fund, an open-end, registered management investment company, on or about [August 27], 2010, and will no longer be a shareholder of NY Insured Fund. You will receive Class A or Class C shares of NY Tax-Free Fund with a value equal to the value of your investment in NY Insured Fund as of the Closing Date (as defined herein). NY Insured Fund will then cease operations and will be dissolved as a series of the Trust. The Trust Board has approved the Plan and the Reorganization. Shareholders of NY Insured Fund are not required to and are not being asked to approve the Plan or the Reorganization.

When will NY Insured Fund close to new investments?

Effective on or about May 7, 2010, NY Insured Fund closed to new investors, with limited exceptions. After May 7, 2010, existing investors were permitted to purchase additional shares until [August 6], 2010. NY Insured Fund will not accept any additional purchases after [August 6], 2010.

What are the benefits of the Reorganization for me?

The Trust Board, on behalf of NY Insured Fund, approved the Reorganization at its April 13, 2010, Board of Trustees meeting. The Trust Board approved the Reorganization in order to combine NY Insured Fund with a larger, relatively more diversified fund that has the same investment goal and generally similar investment strategies and risks. NY Insured Fund shareholders will likely experience a slightly lower expense ratio and become shareholders of a fund that will have a similar investment portfolio and that has had stronger long-term performance.

Will I enjoy the same privileges as a shareholder of NY Tax-Free Fund that I currently have as a shareholder of NY Insured Fund?

Yes. You will continue to enjoy the same shareholder privileges such as the Automatic Investment Plan, Automatic Payroll Deduction, Automated Telephone System, Distribution Options, Telephone/Online Privileges, Systematic Withdrawal Plan and Franklin Templeton VIP Services.

Do NY Insured Fund and NY Tax-Free Fund have similar investment goals and strategies?

NY Insured Fund and NY Tax-Free Fund have the same investment goal – to provide investors with as high a level of income exempt from federal, New York State and New York City personal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The investment strategies of the Funds are also generally similar, with each Fund investing at least 80% of its total assets in securities that pay interest free from federal and New York State personal income taxes. The most significant difference between the Funds is that NY Insured Fund has the policy, consistent with its name, of investing at least 80% of its assets in insured municipal bonds. This policy is not followed by NY Tax-Free Fund. The investment goals and strategies of the Funds are discussed further in the “Summary” section below.

Are the exchange rights of NY Tax-Free Fund similar to those of NY Insured Fund?

Yes. How to exchange shares is described in the section entitled “Exchanging Shares” in the NY Tax-Free Fund Prospectus, which is enclosed with this Prospectus/Information Statement.

Who will pay the expenses for the Reorganization?

The Trust, on behalf of NY Insured Fund, will pay 25% of the total cost of the Reorganization ($24,270). NY Tax-Free Fund will also pay 25% of such expenses ($24,270). FAV will pay the remaining 50% of such expenses ($48,540). The total amount of such expenses for the Reorganization is estimated to be $97,080. It is not anticipated that the Funds will incur portfolio transaction costs as a result of the Reorganization.

SUMMARY

This is only a summary of certain information contained in this Prospectus/Information Statement. You should read the more complete information in the rest of this Prospectus/Information Statement, including the Plan (attached as Exhibit A) and the NY Tax-Free Fund Prospectus (enclosed as Exhibit B).

The Reorganization

At a meeting held on April 13, 2010, the Trust Board, on behalf of NY Insured Fund, considered and approved the proposal to reorganize NY Insured Fund with and into NY Tax-Free Fund. In addition, at a meeting also held on April 13, 2010, the Board of Trustees of NY Tax-Free Fund (the “NY Tax-Free Fund Board”) approved the same. Pursuant to the Plan, NY Insured Fund will transfer substantially all of its assets to NY Tax-Free Fund in exchange solely for NY Tax-Free Fund Shares of equivalent aggregate NAV. Your Class A and Class C shares of NY Insured Fund will then be exchanged for Class A and Class C shares, respectively, of NY Tax-Free Fund of equivalent aggregate NAV. This means that, although the total value of your investment will be the same immediately before and after the exchange, the number of NY Tax-Free Fund Shares that you receive will likely be different than the number of NY Insured Fund Shares that you surrender because of the Funds’ different NAV per share. After the NY Tax-Free Fund Shares are distributed to NY Insured Fund shareholders, NY Insured Fund will be completely liquidated and dissolved. As a result of the Reorganization, you will cease to be a shareholder of NY Insured Fund and will become a shareholder of NY Tax-Free Fund. This exchange is expected to occur on or about [August 27], 2010.

FAV serves as investment manager to both Funds. The investment goals of the Funds are the same and their investment strategies and risks are generally similar. For the reasons set forth in the “Reasons for the Reorganization” section of this Prospectus/Information Statement, the Trust Board, on behalf of NY Insured Fund, has determined that the Reorganization is in the best interests of NY Insured Fund and its shareholders. The Trust Board and the NY Tax-Free Fund Board also concluded that no dilution in value would result to the shareholders of NY Insured Fund or NY Tax-Free Fund, respectively, as a result of the Reorganization.

It is expected that NY Insured Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for NY Tax-Free Fund Shares. You should, however, consult your tax adviser regarding the effect, if any, of the Reorganization, in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Reorganization, please see the section entitled “Information About the Reorganization – What are the tax consequences of the Reorganization?”

How do the investment goals and strategies of the Funds compare?

The Funds have the same investment goal – to provide investors with as high a level of income exempt from federal, New York State and New York City personal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The investment strategies of the Funds are generally similar. In general, each Fund invests at least 80% of its total assets in securities that pay interest free from federal and New York State personal income taxes, and a specified other percentage (at lease 80% for NY Insured Fund and at least 65% for NY Tax-Free Fund) of its total assets in securities that pay interest free from New York City personal income taxes. Each Fund may also invest up to 20% of its assets in securities that pay taxable interest, although they have historically not done so. The most significant difference between the Funds is that NY Insured Fund has the policy, consistent with its name, of investing at least 80% of its assets in insured municipal bonds. This policy is not followed by NY Tax-Free Fund.

For more information about the investment goals and strategies of the Funds, please see the section entitled “Comparison of Investment Goals, Strategies and Risks” in this Prospectus/Information Statement.

What are the principal risks of an investment in the Funds?

Investments in NY Insured Fund and NY Tax-Free Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in NY Insured Fund or NY Tax-Free Fund, or that either NY Insured Fund or NY Tax-Free Fund will achieve its investment goal.

The Funds have the following principal risks in common: interest rate risk, credit risk, New York and U.S. territories risk, tax-exempt securities risk, income risk, call risk, management risk and market risk. While both Funds are subject to when-issued and delayed delivery transactions risk and municipal lease obligations risk, NY Tax-Free Fund is subject to such risks to a greater extent. Further, while both Funds are also subject to bond insurers’ downgrade risk, the risk is greater for NY Insured Fund due to its strategy of investing predominantly in insured municipal bonds. Below is a summary of the principal risks to which the Funds are subject:

Interest Rate Risk When interest rates rise, debt security prices generally fall. The opposite is also true: debt security prices generally rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Credit Risk An issuer of securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact fund performance.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in a Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and fund performance. A Fund, particularly NY Insured Fund, might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

New York and U.S. Territories Risk Because each Fund invests primarily in New York municipal securities, events in New York are likely to affect each Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit rating assigned to New York’s municipal insurers. As with New York municipal securities, events in any of the territories where a Fund is invested (e.g., Puerto Rico or Guam) may affect the Fund’s investments and its performance.

Tax-Exempt Securities Risk While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

Income Risk Because a Fund can only distribute what it earns, a Fund’s distributions to shareholders may decline when interest rates fall.

Call Risk Some debt securities may be prepaid (called), in whole or in part, before maturity. Any principal prepaid may have to be reinvested by a Fund in a lower yielding security.

Management Risk Each Fund is subject to management risk because each is an actively managed investment portfolio. Each Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market Risk The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity or the results of supply and demand.

When-Issued and Delayed Delivery Transactions Risk (This risk is applicable to both Funds, but is greater for NY Tax-Free Fund.) Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before prepayment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Municipal Lease Obligations Risk (This risk is applicable to both Funds, but is greater for NY Tax-Free Fund.) Municipal lease obligations differ from other municipal securities because the relevant legislative body must appropriate the money each year to make the lease payments. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

Bond Insurers’ Downgrade Risk (This risk is applicable to both Funds, but is greater for NY Insured Fund due to its investment predominantly in insured municipal bonds.) Market conditions affecting the ratings of municipal bond insurance companies may further deteriorate. A downgrade of municipal bond insurers rated BBB or above would substantially limit the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities meeting NY Insured Fund’s investment guidelines.

For more information about the principal risks of the Funds, see the section entitled “Comparison of Investment Goals, Strategies and Risks – What are the principal risk factors associated with investments in the Funds?”

Who manages the Funds?

The management of the business and affairs of each Fund is the responsibility of its respective Board of Trustees. NY Insured Fund is a series of the Trust, an open-end, registered management investment company. The Trust was originally organized as a Massachusetts business trust on July 17, 1986, and converted to a Delaware statutory trust on February 1, 2008. NY Tax-Free Fund is also an open-end, registered management investment company, commonly referred to as a mutual fund. NY Tax-Free Fund was originally organized as a New York corporation on May 14, 1982, and converted to a Delaware statutory trust (then known as a Delaware business trust) on May 1, 1997.

Each Fund has an investment management agreement with FAV to serve as investment manager. FAV is a direct, wholly owned subsidiary of Franklin Resources, Inc. (“Resources”). Resources is a publicly owned, global investment organization operating as Franklin Templeton Investments. At [March 31], 2010, Resources had more than $[586 billion] in assets under management. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. Franklin Templeton Investments currently includes [44] U.S. registered investment companies, with approximately [144] U.S.-based funds or series.

FAV provides investment research and portfolio management services, and selects the securities for the Funds to buy, hold or sell. FAV’s extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. FAV also selects the brokers/dealers to execute the Funds’ portfolio transactions. FAV provides periodic reports to the Trust Board and NY Tax-Free Fund Board, which review and supervise FAV’s investment activities. For each Fund, FAV has entered into an administrative agreement with Franklin Templeton Services, LLC (“FT Services”) to provide certain administrative services and facilities for the Funds. The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

NY Insured Fund and NY Tax-Free Fund are managed by the same team of dedicated professionals focused on investments in tax-free and New York municipal securities. The portfolio managers of the team are James Conn and John Pomeroy.

Mr. Conn is a CFA Senior Vice President of FAV and has been lead portfolio manager of NY Insured Fund since 1999. He has primary responsibility for the investments of NY Insured Fund. He has final authority over all aspects of NY Insured Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. In addition, Mr. Conn has been a portfolio manager of NY Tax-Free Fund since 1999, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

Mr. Pomeroy is a Senior Vice President of FAV and has been lead portfolio manager of NY Tax-Free Fund since 1989. He has primary responsibility for the investments of NY Tax-Free Fund. He has final authority over all aspects of NY Tax-Free Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. In addition, Mr. Pomeroy has been a portfolio manager of NY Insured Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1986.

The SAI for NY Insured Fund dated February 1, 2010, as amended and supplemented to date, and the SAI for NY Tax-Free Fund dated October 1, 2009, as amended and supplemented to date, provide additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in NY Insured Fund and NY Tax-Free Fund, respectively. For information on how to obtain a copy of NY Insured Fund’s SAI or NY Tax-Free Fund’s SAI, please see the section entitled “Information about NY Insured Fund” or “Information about NY Tax-Free Fund,” respectively.

What are the Funds’ investment management and fund administration fees?

NY Insured Fund and NY Tax-Free Fund have the same investment management fee schedule. Under each Fund’s investment management agreement with FAV, each Fund pays FAV a fee equal to an annual rate of:

Rate	Net Assets
0.625% 0.500% 0.450% 0.440% 0.430% 0.420% 0.400% 0.380% 0.360%

Up to and including $100 million

Over $100 million, up to and including $250 million

Over $250 million, up to and including $7.5 billion

Over $7.5 billion, up to and including $10 billion

Over $10 billion, up to and including $12.5 billion

Over $12.5 billion, up to and including $15 billion

Over $15 billion, up to and including $17.5 billion

Over $17.5 billion, up to and including $20 billion

Over $20 billion

The fee is computed at the close of business on the last business day of each month according to the terms of the Fund’s investment management agreement. Each class of a Fund’s shares pays its proportionate share of the fee.

For the fiscal year ended September 30, 2009, the Trust, on behalf of NY Insured Fund, paid investment management fees to FAV in the amount of $2,480,769. For the fiscal year ended May 31, 2009, NY Tax-Free Fund paid investment management fees to FAV in the amount of $24,272,411.

FT Services provides administrative services and facilities to the Funds pursuant to an administrative agreement with FAV. For such services, FAV pays, out of its investment management fees from each Fund, an administration fee equal to an annual rate of:

Rate	Net Assets

0.150% 0.135% 0.100% 0.075%	Up to and including $200 million Over $200 million, up to an including $700 million Over $700 million, up to and including $1.2 billion Over $1.2 billion

For the fiscal year ended September 30, 2009, FAV paid administration fees to FT Services, on behalf of NY Insured Fund, in the amount of $699,229. For the fiscal year ended May 31, 2009, FAV paid administration fees to FT Services, on behalf of NY Tax-Free Fund, in the amount of $4,576,056.

What are the fees and expenses of each Fund and what might they be after the Reorganization?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables also show the estimated fees and expenses for NY Tax-Free Fund after the Reorganization. The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of NY Tax-Free Fund.

FEE TABLE FOR CLASS A SHARES OF

NY INSURED FUND AND NY TAX-FREE FUND

	Actual*		Pro Forma**
	NY Insured Fund Class A	NY Tax-Free Fund Class A	NY Tax-Free Fund Class A After Reorganization
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	4.25%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.46%	0.46%
Distribution and Service (12b-1) Fees	0.10%	0.09%	0.09%
Other Expenses	0.07%	0.05%	0.05%[1]
Total Annual Fund Operating Expenses	0.67%	0.60%	0.60%

*	Information for NY Insured Fund is provided as of September 30, 2009, and information for NY Tax-Free Fund is provided as of May 31, 2009.
**	Pro forma expenses based on current and anticipated NY Tax-Free Fund expenses.
1.

Pro forma expenses are based on current and anticipated NY Tax-Free Fund expenses as if the Reorganization had been effective as of June 1, 2008 and do not include the estimated costs of the Reorganization of approximately $24,270 to be borne by NY Tax-Free Fund.

Example

This example can help you compare the cost of investing in NY Insured Fund Class A shares with the cost of investing in NY Tax-Free Fund Class A shares, both before and after the Reorganization. The

Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
NY Insured Fund - Class A	$ 491	$ 630	$ 782	$ 1,224
NY Tax-Free Fund - Class A	$ 484	$ 609	$ 746	$ 1,143
Pro Forma NY Tax-Free Fund - Class A (after Reorganization)	$ 484	$ 609	$ 746	$ 1,143

FEE TABLE FOR CLASS C SHARES OF

NY INSURED FUND AND NY TAX-FREE FUND

	Actual*		Pro Forma**
	NY Insured Fund Class C	NY Tax-Free Fund Class C	NY Tax-Free Fund Class C After Reorganization
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.46%	0.46%
Distribution and Service (12b-1) Fees	0.65%	0.65%	0.65%
Other Expenses	0.07%	0.05%	0.05%[1]
Total Annual Fund Operating Expenses	1.22%	1.16%	1.16%

*	Information for NY Insured Fund is provided as of September 30, 2009, and information for NY Tax-Free Fund is provided as of May 31, 2009.
**	Pro forma expenses based on current and anticipated NY Tax-Free Fund expenses.
1.

Pro forma expenses are based on current and anticipated NY Tax-Free Fund expenses as if the Reorganization had been effective as of June 1, 2008 and do not include the estimated costs of the Reorganization of approximately $24,270 to be borne by NY Tax-Free Fund.

Example

This example can help you compare the cost of investing in NY Insured Fund Class C shares with the cost of investing in NY Tax-Free Fund Class C shares, both before and after the Reorganization. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%

return each year and that each Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
NY Insured Fund - Class C	$ 224	$ 387	$ 670	$ 1,477
NY Tax-Free Fund - Class C	$ 218	$ 368	$ 638	$ 1,409
Pro Forma NY Tax-Free Fund - Class C (after Reorganization)	$ 218	$ 368	$ 638	$ 1,409

If you do not sell your shares:
NY Insured Fund - Class C	$ 124	$ 387	$ 670	$ 1,477
NY Tax-Free Fund - Class C	$ 118	$ 368	$ 638	$ 1,409
Pro Forma NY Tax-Free Fund - Class C (after Reorganization)	$ 118	$ 368	$ 638	$ 1,409

How do the performance records of the Funds compare?

NY Tax-Free Fund has outperformed NY Insured Fund over the one-year, five-year, ten-year and since inception periods ended March 31, 2010. From time to time, the NY Insured Fund’s 30-day yields and 30-day tax equivalent yields have been comparable to or higher than those of NY Tax-Free Fund. The average annual total return figures at net asset value, as of March 31, 2010, and the 30-day yields at net asset value, as of March 31, 2010, are shown below.

Average Annual Total Returns (without sales charges)
	1 Year	5 Years	10 Years	Since Inception[1]
NY Insured Fund - Class A	9.86%	3.11%	4.56%	5.42%
NY Tax-Free Fund - Class A	10.07%	4.30%	5.22%	7.24%
NY Insured Fund - Class C	9.29%	2.57%	4.01%	4.35%
NY Tax-Free Fund - Class C	9.48%	3.72%	4.63%	4.82%

1.	NY Insured Fund’s inception date is May 1, 1991. NY Tax-Free Fund’s inception date is September 13, 1982.

30-Day SEC Yield at NAV as of March 31, 2010
	30-Day SEC Yield	Taxable Equivalent 30-Day SEC Yield[1]

NY Insured Fund – Class A	3.49%	6.11%
NY Tax-Free Fund – Class A	3.43%	6.01%
NY Insured Fund – Class C	2.92%	5.11%
NY Tax-Free Fund – Class C	2.84%	4.97%

1.	Assumes the maximum, combined regular federal, New York State and New York City personal income tax rate of 42.91% in effect on December 24, 2009.

Where can I find more financial and performance information about the Funds?

The NY Tax-Free Fund Prospectus (enclosed as Exhibit B), under the heading “Financial Highlights,” and the updated financial highlights for NY Tax-Free Fund (included as Exhibit C) contain additional financial and performance information about NY Tax-Free Fund, including NY Tax-Free Fund’s financial performance for the past five fiscal years and for the six month period ended November 30, 2009. Additional performance information as of the calendar year ended December 31, 2008, including after-tax return information, is contained in the NY Tax-Free Fund Prospectus under the heading “Performance,” the Annual Report to Shareholders of NY Tax-Free Fund for the fiscal year ended May 31, 2009, and the Semiannual Report to Shareholders of NY Tax-Free Fund for the period ended November 30, 2009.

The Prospectus of NY Insured Fund dated February 1, 2010, the Annual Report to Shareholders of NY Insured Fund for the fiscal year ended September 30, 2009, and the Semiannual Report to Shareholders of NY Insured Fund for the period ended March 31, 2010, contain more financial information about NY Insured Fund, including NY Insured Fund’s financial performance for the past five fiscal years, under the heading “Financial Highlights.” Additional performance information as of the calendar year ended December 31, 2009, including after-tax return information, is contained in the Prospectus of NY Insured Fund under the heading “Performance.”

These documents are available free of charge upon request (see the sections below entitled “Information about NY Tax-Free Fund” and “Information about NY Insured Fund”).

What are other key features of the Funds?

The Funds use the same service providers for the following services:

Custody Services. The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Funds’ securities and other assets.

Transfer Agency Services. Franklin Templeton Investor Services, LLC (“Investor Services”), 3344 Quality Drive, Rancho Cordova, CA 95670-7313, is the Funds’ shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent.

Distribution Services. Franklin Templeton Distributors, Inc. (“Distributors”), One Franklin Parkway, San Mateo, CA 94403-1906, acts as the principal underwriter in the continuous public offering of each Fund’s shares under the same terms and conditions.

Distribution and Service (12b-1) Fees. Class A and Class C shares of each Fund have a separate distribution or “Rule 12b-1” plan. Under each plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with each Fund, Distributors or its affiliates, the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class. Under the Class A 12b-1 plans for NY Insured Fund and NY Tax-Free Fund, the Funds may pay up to 0.10% per year of the average daily net assets of Class A shares. Under the Class C 12b-1 plans, each Fund may pay up to 0.65% per year of the average daily net assets of Class C shares.

For more information regarding NY Tax-Free Fund’s Rule 12b-1 plans, please see “The Underwriter – Distribution and service (12b-1) fees – Class A, B and C” in the NY Tax-Free Fund Prospectus.

Purchases and Redemptions. The maximum front-end sales charge imposed on purchases of Class A shares of NY Insured Fund and NY Tax-Free Fund is 4.25% with reduced charges for purchases of $100,000 or more and no front-end sales charges for purchases of $1 million or more. However, for purchases of $1 million or more, redemptions of Class A shares that were purchased without an initial sales charge generally are subject to a 0.75% contingent deferred sales charge (“CDSC”) if you sell the shares within 18 months of purchase. Class C shares do not have an initial sales charge but have a 1% CDSC if shares are sold within 12 months of purchase.

Shares of each Fund may be redeemed at their respective NAV per share, subject to any applicable CDSC. Additional information and specific instructions explaining how to buy, sell and exchange shares of NY Tax-Free Fund are outlined in the NY Tax-Free Fund Prospectus under the heading “Your Account.” The accompanying NY Tax-Free Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading “Questions.”

Dividends and Distributions. Each Fund intends to pay an income dividend monthly from its net investment income and to distribute capital gains, if any, annually. The amount of these distributions will vary and there is no guarantee that NY Insured Fund or NY Tax-Free Fund will pay income dividends or capital gains distributions. Beginning in September 2010, the pay date for NY Tax-Free Fund’s dividends will be on or near the 3rd of each month. NY Insured Fund’s dividend pay date is currently on or near the 20th of each month.

The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see each Fund’s Prospectus under the heading “Distributions and Taxes.”

REASONS FOR THE REORGANIZATION

The Trust Board, on behalf of NY Insured Fund, approved the Reorganization in order to combine NY Insured Fund with a larger, relatively more diversified fund that has the same investment goals and generally similar investment strategies and risks. Shareholders of NY Insured Fund could potentially benefit from the growth in assets realized by the Reorganization. NY Insured Fund shareholders will also achieve a lower expense ratio and become shareholders of a fund with a similar investment portfolio, stronger long-term performance and a comparable AA average credit quality.

A meeting of the Trust Board was held on April 13, 2010, to consider the proposed Reorganization. The trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider this matter. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees. In addition, a meeting of the NY Tax-Free Fund Board was also held on April 13, 2010, to consider the proposed Reorganization.

The Trust Board requested and received from Distributors written materials containing relevant information about NY Tax-Free Fund and the proposed Reorganization, including fee and expense information on an actual and future estimated basis, and comparative performance data.

The Trust Board considered the potential benefits and costs of the Reorganization to NY Insured Fund’s shareholders. The Trust Board reviewed detailed information about: (1) the investment goals and strategies of NY Tax-Free Fund; (2) the portfolio management of NY Tax-Free Fund; (3) the comparability of the investment goals, policies, restrictions and investments of NY Insured Fund with those of NY Tax-Free Fund; (4) the comparative short-term and long-term investment performance of each Fund; (5) the current expense ratios of each Fund; (6) the relative asset size of each Fund, including the benefits to NY Insured Fund of joining with a larger, relatively more diversified fund; (7) the agreement by FAV to pay 50% of the expenses related to the Reorganization; (8) the expected tax consequences of the Reorganization to NY Insured Fund and its shareholders; and (9) the general characteristics of NY Tax-Free Fund.

Further, the Trust Board considered FAV’s assessment of the current condition of the insured municipal bond market in which NY Insured Fund seeks to invest. The financial turmoil of 2008 has caused a dramatic decrease in the volume of municipal bonds with insurance coming to the market—from around 50% in 2007 to under 10% as of January 2010. Moreover, most municipal bond insurers suffered downgrades to their credit ratings, leaving only one insurer with an AAA credit rating actively insuring bonds. Although NY Insured Fund is still currently able to meet its policy of investing at least 80% of its assets in insured municipal bonds, FAV advised the Trust Board that it believes that the reduction in insured bond issuance may continue for some time, given the market’s reduced confidence in monoline insurers (i.e., those insurers that generally write bond insurance). FAV further believes that, given the uncertainty regarding the future supply of insured bonds, as well as the possibility that insurers writing bond insurance may be unable to honor their insurance obligations and/or suffer further downgrades of their ratings in the future, a reorganization of NY Insured Fund with and into NY Tax-Free Fund would be preferable to other possible approaches, such as a temporary closure of NY Insured Fund. The Board also considered FAV’s assessment that, in the current environment, the additional premium paid for bond insurance is too great relative to the uncertain future protection offered by the insurers and, therefore, shareholders of NY Insured Fund would be better off in NY Tax-Free Fund. In this regard, the Trust Board noted that NY Insured Fund’s shareholders would become shareholders of a higher quality fund with larger allocations to AAA and AA rated securities and small allocations to unrated securities. Also determined to be relevant is that after the Reorganization, current shareholders of NY Insured Fund would still have some insurance protection, as approximately 37% of NY Tax-Free Fund’s portfolio as of [____] consisted of insured bonds.

The Trust Board also considered that: (a) the investment management fee payable by each Fund under its respective investment management agreement is the same; (b) NY Tax-Free Fund had a significantly larger asset base than NY Insured Fund as of December 31, 2009, and, as a result, a lower expense ratio; (c) NY Tax-Free Fund had slightly stronger average annual total returns over the five year, ten year and since inception periods as of December 31, 2009; and (d) the Funds have similar investment portfolio compositions.

Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Trust Board, including all of the Independent Trustees, concluded that the Reorganization is in the best interests of NY Insured Fund and its shareholders and that the interests of NY Insured Fund’s shareholders will not be diluted as a result of the Reorganization. The Trust Board approved the Plan and the Reorganization on April 13, 2010.

The NY Tax-Free Fund Board also concluded that the Reorganization is in the best interests of NY Tax-Free Fund and its shareholders and that no dilution of value would result to the shareholders of NY Tax-Free Fund from the Reorganization. Consequently, the NY Tax-Free Fund Board approved the Plan and the Reorganization on April 13, 2010.

INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the Plan. You should read the actual Plan, which is attached as Exhibit A, for complete information about the Reorganization.

How will the Reorganization be carried out?

The Reorganization will take place after various conditions are satisfied, including the preparation of certain documents. The Trust, on behalf of NY Insured Fund, and NY Tax-Free Fund will determine a specific date (the “Closing Date”) for the actual Reorganization to take place.

NY Insured Fund closed to new investors on or about May 7, 2010. However, existing investors will be permitted to purchase additional shares until [August 6], 2010.

Pursuant to the Plan, the Trust will transfer substantially all of NY Insured Fund’s assets to NY Tax-Free Fund on the Closing Date, which is expected to occur on or about [August 27], 2010, but which may occur on a later date as the officers of the Trust and NY Tax-Free Fund may agree. In exchange, NY Tax-Free Fund will issue NY Tax-Free Fund Shares that have an aggregate NAV equal to the dollar value of the assets the Trust delivered to it. The Trust will distribute the NY Tax-Free Fund Shares it receives to the shareholders of NY Insured Fund. Each shareholder of NY Insured Fund will receive a number of NY Tax-Free Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of NY Insured Fund. The share transfer books of NY Insured Fund will be permanently closed as of 1:00 p.m., Pacific Time, on the Closing Date. NY Insured Fund will accept requests for redemptions only if received in proper form before 1:00 p.m., Pacific Time, on the Closing Date. Requests received after that time will be considered requests to redeem NY Tax-Free Fund Shares. As soon as is reasonably practicable after the transfer of NY Insured Fund’s assets, the Trust will pay or will have made provisions for payment of all NY Insured Fund’s remaining liabilities, if any. At the closing, each shareholder of record of NY Insured Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of NY Insured Fund that such shareholder had on the distribution record date. NY Insured Fund will then terminate its existence as a separate series of the Trust.

To the extent permitted by law, the Trust and NY Tax-Free Fund may amend the Plan without shareholder approval or notice.

The Trust and NY Tax-Free Fund have made representations in the Plan that are customary in matters such as the Reorganization. The obligations of the Trust and NY Tax-Free Fund under the Plan are subject to various conditions, including:

•

NY Tax-Free Fund’s registration statement on Form N-14 under the Securities Act of 1933 (the “Registration Statement”), of which this Prospectus/Information Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated); and

•

The Trust, on behalf of NY Insured Fund, and NY Tax-Free Fund shall have received the tax opinion described below that the consummation of the Reorganization will not result in the recognition of gain or loss for federal income tax purposes for NY Insured Fund, NY Tax-Free Fund or their shareholders.

The Trust, on behalf of NY Insured Fund, and NY Tax-Free Fund may agree to terminate or abandon the Plan and the Reorganization at any time before the Closing Date.

Following the Closing Date, until outstanding certificates for shares of NY Insured Fund are surrendered, certificates for shares of NY Insured Fund shall be deemed, for all NY Tax-Free Fund purposes, to evidence ownership of the appropriate number of NY Tax-Free Fund Shares into which the NY Insured Fund Shares have been converted.

Who will pay the expenses of the Reorganization?

The Trust, on behalf of NY Insured Fund, will pay 25% of the total cost of the Reorganization ($24,270). NY Tax-Free Fund will also pay 25% of such expenses. FAV will pay the remaining 50% of such expenses ($48,540). The total amount of such expenses for the Reorganization are estimated to be $97,080. The expenses of the Reorganization include legal counsel fees, accountant fees, expenses related to the printing and mailing of this Prospectus/Information Statement, but do not include any portfolio transaction costs arising from the Reorganization. It is not anticipated that the Funds will incur portfolio transaction costs as a result of the Reorganization.

What are the tax consequences of the Reorganization?

The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service and published judicial decisions, all of which are subject to change.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Based on certain assumptions and representations received from the Trust, on behalf of NY Insured Fund, and NY Tax-Free Fund, a condition to the closing of the Reorganization is that the Funds will have the opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Trust and NY Tax-Free Fund, to the effect that, (i) the shareholders of NY Insured Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of NY Insured Fund for NY Tax-Free Fund Shares, and (ii) neither NY Tax-Free Fund nor its shareholders will recognize any gain or loss upon NY Tax-Free Fund’s receipt of the assets of NY Insured Fund. In addition, the holding period and aggregate tax basis for NY Tax-Free Fund Shares that are received by a NY Insured Fund shareholder will be the same as the holding period and aggregate tax basis of the NY Insured Fund Shares previously held by such shareholder.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, NY Insured Fund would recognize gain or loss on the transfer of its assets to NY Tax-Free Fund and each shareholder of NY Insured Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its NY Insured Fund Shares and the fair market value of the NY Tax-Free Fund Shares it received.

NY Insured Fund Dividend Distribution. Before the Reorganization, the Trust expects to distribute NY Insured Fund’s net tax-exempt income, ordinary income and realized capital gains (net of available capital loss carryovers) on account of the prior fiscal year and for the short-period through the Closing Date, if any, to shareholders of NY Insured Fund.

General Limitation on Capital Losses. Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains, subject to an annual limitation if there is a more than 50% change in ownership. The Reorganization of NY Insured Fund, as the smaller of the two Funds, will result in a more than 50% “change in ownership” of NY Insured Fund on a combined basis. As a result, any capital loss carryovers of NY Insured Fund, together with any current year loss and net unrealized depreciation in the value of its assets (collectively, its “aggregate capital loss carryovers”), will be subject to an annual limitation for federal income tax purposes. In addition, for five years beginning after the Closing Date, neither Fund will be permitted to offset its “built-in” gains, if any, at the time of the Reorganization against the capital losses (including capital loss carry-forwards) built-in to the other Fund at the time of the Reorganization. The total capital loss carryovers of the Funds, and the approximate annual limitation on the use of NY Insured Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

		NY Insured Fund	NY Tax-Free Fund
Line
1	Capital Loss Carryovers Expiring 2010-2017[1]	($11,737,678)	$0
2	Post-October Loss	$0	($5,579,906)
3	Unrealized appreciation (depreciation) in value of investments on a tax basis[2]	($193,768)	$182,060,032
4	Aggregate Capital Loss Carryovers	($11,931,446)	n/a
5	Net Asset Value[2]	$506,859,750	$6,149,886,443
6	Unrealized appreciation (depreciation) in investments as a percentage of net asset value [L3/L5]	-0.04%	2.96%
7	Long-Term Tax-Exempt Rate (April 2010)	4.03%	n/a
8	Approximate Annual Limitation [L5 x L7][3]	$20,426,448	n/a

1.	As of NY Insured Fund’s fiscal year ended September 30, 2009; as of the NY Tax-Free Fund’s fiscal year ended May 31, 2009.
2.	As of December 31, 2009 (unaudited) for NY Insured Fund; as of November 30, 2009 (unaudited) for NY Tax-Free Fund.
3.

The actual limitation will equal the aggregate net asset value of NY Insured Fund on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of NY Insured Fund on the Closing Date that is recognized in a taxable year.

This annual limitation on use of NY Insured Fund’s aggregate capital loss carryovers is not anticipated to be material, depending on the facts at the time of closing the Reorganization.

Appreciation in Value of Investments. Buying shares in a fund that has material unrealized appreciation in portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of investments. Conversely, buying shares in a fund with unrealized depreciation in value of investments may be more tax efficient because such deprecation when realized will offset other capital gains that might otherwise be distributed to shareholders causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization. The shareholders of NY Insured Fund and NY Tax-Free Fund will be subject to either greater or lesser appreciation (depreciation) in value of portfolio investments as a result of the Reorganization. Based on NY Insured Fund’s unrealized depreciation in value of investments on a tax basis as a percentage of its net asset value as of December 31, 2009 of -0.04% compared to that of NY Tax-Free Fund at November 30, 2009 of 2.96%, and of 2.73% on a combined basis post-Reorganization, the shareholders of NY Insured Fund will be exposed to slightly more unrealized appreciation in value of investments post-Reorganization relative to their current exposure.

Tracking Your Basis and Holding Period; State and Local Taxes. After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

What should I know about NY Tax-Free Fund Shares?

Class A and Class C shares of NY Tax-Free Fund will be distributed to Class A and Class C shareholders of NY Insured Fund, respectively, and generally will have the same legal characteristics as the NY Insured Fund Shares with respect to such matters as voting rights, accessibility, conversion rights, and transferability. NY Tax-Free Fund issues two other classes of shares – Class B and Advisor Class, which have different expenses than Class A and Class C shares of NY Tax-Free Fund. The Trust, of which NY Insured Fund is a series, and NY Tax-Free Fund are organized as Delaware statutory trusts.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?

The following table sets forth, as of May 17, 2010, the capitalization of NY Insured Fund and NY Tax-Free Fund. The table also shows the pro forma capitalization of NY Tax-Free Fund as adjusted to give effect to the proposed Reorganization. The capitalization of NY Tax-Free Fund and its classes is likely to be different when the Reorganization is consummated.

	NY Insured Fund (unaudited)	NY Tax-Free Fund (unaudited)	Adjustments	NY Tax-Free Fund - Pro Forma After Reorganization (unaudited)*

Net assets (all classes) (thousands)	$455,300	$6,562,665	($49)	$7,017,916
Total shares outstanding (all classes)**	41,054,085	559,837,273		598,677,681

Class A net assets (thousands)	$382,586	$5,462,029	($41)	$5,844,574
Class A shares outstanding	34,595,143	465,890,300		498,523,469
Class A net asset value per share	$11.06	$11.72		$11.72

Class B net assets (thousands)	--	$71,715	--[1]	$71,715
Class B shares outstanding	--	6,129,631		6,129,631
Class B net asset value per share	--	$11.70		$11.70

Class C net assets (thousands)	$72,714	$846,597	($7)	$919,304
Class C shares outstanding	6,458,942	72,270,159		78,477,398
Class C net asset value per share	$11.26	$11.71		$11.71

Advisor Class net assets (thousands)	--	$182,324	($1)	$182,323
Advisor Class shares outstanding	--	15,547,183		15,547,183
Advisor Class net asset value per share	--	$11.73		$11.73

*

The pro forma capitalization of NY Tax-Free Fund after the Reorganization includes the estimated expenses of the Reorganization borne by the Trust, on behalf of NY Insured Fund, and NY Tax-Free Fund. The total estimated expenses are $97,080, which will be allocated 25% to NY Insured Fund, 25% to NY Tax-Free Fund and 50% to FAV.

**	NY Insured Fund offers Class A and Class C shares. NY Tax-Free Fund has four classes of shares: Class A, Class B, Class C and Advisor Class.

1.

The expenses of the Reorganization to be allocated to Class B shares of NY Tax-Free Fund round up to less than $1,000. Nonetheless, Class B shares will bear their proportional share of the Reorganization expenses.

COMPARISON OF INVESTMENT GOALS, STRATEGIES AND RISKS

This section describes and compares the key differences between the investment goals and strategies of the Funds as well as the risks associated with such goals and strategies. The investment goal and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the Affirmative Majority Vote, as defined herein, of that Fund’s outstanding shares. Unless otherwise noted, the investment strategies of the Funds are non-fundamental and may be changed without shareholder approval. For a complete description of NY Tax-Free Fund’s investment strategies and risks, you should read the NY Tax-Free Fund Prospectus, which is enclosed with this Prospectus/Information Statement as Exhibit B, and the SAI relating to this Prospectus/Information Statement, which is incorporated by reference into (is considered a part of) this Prospectus/Information Statement and is available upon request.

Are there any significant differences between the investment goals, strategies and risks of each Fund?

Both Funds have the same investment goal – to provide investors with as high a level of income exempt from federal, New York State and New York City personal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The investment strategies for NY Insured Fund and NY Tax-Free Fund are generally similar.

Investment Strategies:

Under normal market conditions, each Fund invests at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and New York State personal income taxes. NY Insured Fund also invests at least 80% of its assets in securities that pay interest free from New York City personal income taxes, while NY Tax-Free Fund invests at least 65% in the same. [What has the NY Tax-Free Fund done historically in this context?] Although each Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of a Fund’s total assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax.

Under normal market conditions, NY Insured Fund invests at least 80% of its net assets in insured municipal securities that are covered by policies issued by municipal bond insurers rated at least BBB. NY Insured Fund pays premiums either directly or indirectly, which is intended to increase the credit safety of its insured investments, but decreases its yield.

NY Insured Fund may invest the balance (up to 20%) of its assets in the following types of securities: (i) uninsured municipal securities secured by an escrow or trust account containing direct U.S. government obligations; (ii) municipal securities rated in one of the top four ratings by a U.S. nationally recognized rating service (or comparable unrated securities), which may include uninsured securities; or (iii) uninsured, short-term, tax-exempt securities rated in the top rating, pending investment in longer-term municipal securities. NY Tax-Free Fund buys municipal securities that are rated at the time of purchase in one of the top four ratings by a U.S. nationally recognized rating service (or comparable unrated securities).

For each Fund, FAV selects securities that it believes will provide the best balance between risk and return, and typically uses a buy and hold strategy (meaning it holds securities in the respective Fund’s portfolio for income purposes instead of trading securities for capital gains). Each Fund may also invest in municipal lease obligations, and up to 35% of its assets in municipal securities issued by U.S. territories.

The main difference between the portfolio strategies of the Funds is that NY Insured Fund, as a non-fundamental policy, invests at least 80% of its net assets in insured municipal securities. NY Tax-Free Fund does not follow this non-fundamental policy. However, NY Tax-Free Fund may still invest in insured municipal securities (although not required to do so) and both Funds buy municipal securities (including any insurer thereof) that are rated at the time of purchase in one of the top four ratings by a U.S. nationally recognized rating service (or comparable unrated securities). Currently each Fund maintains an average credit quality of AA.

Investment Risks:

Both Funds invest primarily in the same securities: those that pay interest free from federal, New York State and New York City personal income taxes. Thus, for the most part, they are subject to the same risks. However, NY Insured Fund also has the policy of investing at least 80% of its net assets in insured municipal securities that are covered by policies issued by municipal bond insurers rated at least BBB. While, historically, investing in insured municipal bonds was intended to mitigate some of the credit risk associated with NY Insured Fund’s investment in municipal securities, NY Insured Fund is subject to the additional risk that market conditions affecting the ratings of municipal bond insurance companies may further deteriorate and cause ratings on some municipal bond insurers to fall below BBB. Thus, the supply of insured municipal securities meeting NY Insured Fund’s investment guidelines may be further reduced.

What are the principal risk factors associated with investments in the Funds?

Like all investments, an investment in NY Insured Fund or NY Tax-Free Fund involves risk. These risks are summarized below. There is no assurance that NY Insured Fund or NY Tax-Free Fund will meet their investment goals.

Interest Rate Risk When interest rates rise, municipal security prices generally fall. The opposite is also generally true: municipal security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Credit Risk An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

Many of a Fund’s portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. To the extent that a Fund holds insured securities, a change in the credit rating of any one or more of the municipal bond insurers that insure securities in a Fund’s portfolio may affect the value of the securities they insure, a Fund’s share price and Fund performance. A Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

New York and U.S. Territories Risk Because each Fund invests primarily in New York municipal securities, events in New York are likely to affect each Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to New York's municipal issuers. New York's economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

A negative change in any one of these or other areas could affect the ability of New York's municipal issuers to meet their obligations. Both New York State and New York City have experienced financial difficulties in the past. It is important to remember that economic, budget and other conditions within New York are unpredictable and can change at any time.

Each Fund may involve more risk than an investment in a fund that does not focus on securities of a single state.

As with New York municipal securities, events in any of the territories where a Fund is invested (e.g., Puerto Rico or Guam) may affect a Fund’s investments and its performance.

Tax-Exempt Securities Risk While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of each Fund’s shares, to decline.

Income Risk Because a Fund can only distribute what it earns, a Fund’s distributions to shareholders may decline when interest rates fall.

Call Risk A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a Fund may have to replace it with a lower-yielding security. At any time, a Fund may have a large amount of its assets invested in municipal securities subject to call risk. A call of some or all of these securities may lower a Fund’s income and yield and its distributions to shareholders.

Management Risk Each Fund is subject to management risk because each is an actively managed investment portfolio. Each Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market Risk A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Each Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

When-Issued and Delayed Delivery Transactions Risk (This risk is applicable to both Funds, but is greater for NY Tax-Free Fund.) Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Municipal Lease Obligations Risk (This risk is applicable to both Funds, but is greater for NY Tax-Free Fund.) Municipal lease obligations differ from other municipal securities because the relevant legislative body must appropriate the money each year to make the lease payments. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

Bond Insurers’ Downgrade Risk (This risk is applicable to both Funds, but is greater for NY Insured Fund due to its investment predominantly in insured municipal bonds.) Market conditions affecting the ratings of municipal bond insurance companies may further deteriorate. A downgrade of municipal bond insurers rated above BBB would substantially limit the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities meeting a Fund’s investment guidelines, particularly NY Insured Fund.

INFORMATION ABOUT NY TAX-FREE FUND

Information about NY Tax-Free Fund is included in the NY Tax-Free Fund Prospectus, which is enclosed with and incorporated by reference into (is considered a part of) this Prospectus/Information Statement. Additional information about NY Tax-Free Fund is included in NY Tax-Free Fund’s SAI dated October 1, 2009, NY Tax-Free Fund’s Annual Report to Shareholders for the fiscal year ended May 31, 2009, and NY Tax-Free Fund’s Semiannual Report to Shareholders for the period ended November 30, 2009. You may request free copies of these documents and other information relating to NY Tax-Free Fund by calling (800) DIAL BEN® or by writing to NY Tax-Free Fund at P.O. Box 99715, Sacramento, CA 95899-7151.

NY Tax-Free Fund also files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials and other information filed by NY Tax-Free Fund can be inspected and copied at the public reference facilities maintained by the SEC, 100 F. Street, N.E., Room 1580, Washington, D.C. Also, you can obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, D.C. 20549 or from the SEC’s Internet site at http://www.sec.gov or by electronic request at the following email address: publicinfo@sec.gov.

INFORMATION ABOUT NY INSURED FUND

Information about NY Insured Fund is included in its current Prospectus dated February 1, 2010. Additional information about NY Insured Fund is included in NY Insured Fund’s SAI dated February 1, 2010, NY Insured Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2009, and NY Insured Fund’s Semiannual Report to Shareholders for the period ended March 31, 2010. You may request free copies of these documents and other information relating to NY Insured Fund by calling (800) DIAL BEN® or by writing to NY Insured Fund at P.O. Box 99715, Sacramento, CA 95899-7151.

The Trust, on behalf of NY Insured Fund, also files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials and other information filed by the Trust can be inspected and copied at the public reference facilities maintained by the SEC, 100 F. Street, N.E., Room 1580, Washington, D.C. Also, you can obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and

Information Services, Washington, D.C. 20549 or from the SEC’s Internet site at http://www.sec.gov or by electronic request at the following email address: publicinfo@sec.gov.

FURTHER INFORMATION ABOUT THE FUNDS

The following is a discussion of the organization of each Fund. More detailed information about each Fund’s current corporate structure is contained in each Fund’s SAI.

Comparison of Capital Structure. NY Insured Fund is a series of the Trust, which was originally organized as a Massachusetts business trust on July 17, 1986, and converted to a Delaware statutory trust on February 1, 2008. NY Tax-Free Fund was originally organized as a New York corporation on May 14, 1982, and converted to a Delaware statutory trust (then known as a Delaware business trust) on May 1, 1997. The number of shares of NY Insured Fund and NY Tax-Free Fund is unlimited, each without par value. The Funds may issue fractional shares.

Shares of both NY Insured Fund and NY Tax-Free Fund are fully paid, nonassessable and have no option, warrant, or preemptive rights of subscription or purchase (except for Class B shares of NY Tax-Free Fund, which convert into NY Tax-Free Fund Class A shares after eight years). NY Insured Fund and NY Tax-Free Fund shareholders have no appraisal rights.

Comparison of Voting Rights. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting in the election of trustees. Quorum for a shareholders’ meeting of NY Tax-Free Fund, the Trust or any of the Trust’s series (including NY Insured Fund) is generally forty percent (40%) of the outstanding shares entitled to vote, which are present at a shareholder’s meeting in person or by proxy.

The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by their Agreements and Declarations of Trust (“Trust Instruments”). The rights to vote on these matters are the same for the Trust and NY Tax-Free Fund.

When a quorum is present, a majority of votes cast at a meeting of shareholders shall decide any questions and a plurality shall elect a trustee, unless the Trust Instruments, by-laws or applicable law provide otherwise.

The Trust Instruments for each Fund establish the maximum number of days prior to a shareholders’ meeting during which a record date may be set by the respective Fund’s Board of Trustees. The maximum number of days is 120 for both the Trust and NY Tax-Free Fund.

Legal Structure. Mutual funds formed under the Delaware Statutory Trust Act (“DSTA”), such as the Trust and NY Tax-Free Fund, are granted a significant amount of operational flexibility to adopt features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments. Mutual funds organized as Delaware statutory trusts have been able to benefit from this flexibility to streamline their operations and minimize expenses.

Also, funds organized as Delaware statutory trusts have greater flexibility in structuring shareholder voting rights and shareholder meetings. The DSTA allows a fund to provide in its governing documents that each of these types of transactions may go forward with only trustee approval; all are subject, however, to any special voting requirements of the 1940 Act.

Limited Liability for Shareholders. Under the DSTA, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under Delaware General Corporation Law.

Boards of Trustees. Pursuant to the DSTA and the Trust Instruments, the responsibility for the management of each of the Trust and NY Tax-Free Fund is vested in its Board of Trustees, which, among other things, is empowered by the Trust Instruments to elect the officers and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Trust Instruments, no trustee shall be liable for any act or omission or any conduct whatsoever in his or her capacity as trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Inspection Rights. Each Fund provides certain inspection rights to shareholders of its books and records, at least to the extent required by applicable law.

Legal Proceedings. For information about material pending legal proceedings and regulatory matters, please see the section entitled “Management” in the NY Tax-Free Fund Prospectus, and the section entitled “Additional Management Information” in NY Insured Fund’s current Prospectus.

PRINCIPAL HOLDERS OF SHARES

As of May 19, 2010, the officers and trustees of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of NY Insured Fund. As of May 19, 2010, the officers and trustees of NY Tax-Free Fund, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of NY Tax-Free Fund.

From time to time, the number of shares of each Fund held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. More information about other persons who owned (beneficially or of record) 5% or more of the outstanding shares of any class of NY Insured Fund or NY Tax-Free Fund is included in Exhibit D to this Prospectus/Information Statement.

By Order of the Board of Trustees,

Karen L. Skidmore

Secretary

[June __], 2010

GLOSSARY

Useful Terms and Definitions

1940 Act – Investment Company Act of 1940, as amended.

Affirmative Majority Vote – the affirmative vote of the lesser of: (i) a majority of the outstanding shares of a Fund, or (ii) 67% or more of the outstanding shares of a Fund present at or represented by proxy at a meeting of shareholders if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy.

CDSC – Contingent Deferred Sales Charge.

Distributors – Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for each Fund.

DSTA – Delaware Statutory Trust Act.

FAV – Franklin Advisers, Inc., the investment manager for each Fund.

Franklin Templeton Funds – The U.S. registered mutual funds in Franklin Templeton Investments, excluding Franklin Templeton Variable Insurance Products Trust and Franklin Mutual Recovery Fund.

Franklin Templeton Investments – Franklin Resources, Inc., a publicly owned global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries.

FT Services – Franklin Templeton Services, LLC, the administrator for each Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate to each Fund’s investment manager and principal underwriter.

Investor Services – Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, CA 95670-7313, the shareholder servicing, transfer agent and dividend-paying agent for each Fund.

NAV – Net Asset Value, the value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Resources – Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.

SAI – Statement of Additional Information.

SEC – U.S. Securities and Exchange Commission.

Securities Dealer – A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts for the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. – United States of America.

EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT

Exhibit:

A.

Form of Agreement and Plan of Reorganization by and between Franklin New York Tax-Free Trust, on behalf of its series, Franklin New York Insured Tax-Free Income Fund, and Franklin New York Tax-Free Income Fund

B.	Prospectus of Franklin New York Tax-Free Income Fund – Class A, Class B, Class C and Advisor Class shares, dated October 1, 2009, as supplemented to date (enclosed)
C.	Financial Highlights for Franklin New York Tax-Free Income Fund
D.	Ownership of the Funds

EXHIBIT A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”), is made as of this _______ day of ________, 2010, by and between Franklin New York Tax-Free Trust (“FNYTFT”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, Franklin New York Insured Tax-Free Income Fund (“NY Insured Fund”), and Franklin New York Tax-Free Income Fund (“NY Tax-Free Fund”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906.

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by NY Tax-Free Fund of substantially all of the property, assets and goodwill of NY Insured Fund in exchange solely for full and fractional Class A and Class C shares of beneficial interest, with no par value, of NY Tax-Free Fund (“NY Tax-Free Fund Shares”); (ii) the distribution of NY Tax-Free Fund Shares to the holders of Class A and Class C shares of beneficial interest of NY Insured Fund (the “NY Insured Fund Shares”), respectively, according to their respective interests in NY Insured Fund in complete liquidation of NY Insured Fund; and (iii) the dissolution of NY Insured Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. Sale and Transfer of Assets, Liquidation and Dissolution of NY Insured Fund.

(a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of NY Tax-Free Fund herein contained, and in consideration of the delivery by NY Tax-Free Fund of the number of NY Tax-Free Fund Shares hereinafter provided, FNYTFT, on behalf of NY Insured Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to NY Tax-Free Fund all of NY Insured Fund’s then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay 25% of the costs and expenses of carrying out the Reorganization (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), in accordance with Section 9 of the Plan, which costs and expenses shall be established on NY Insured Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities, if any, as the officers of FNYTFT, on behalf of NY Insured Fund, shall reasonably deem to exist against NY Insured Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on NY Insured Fund’s books (such assets hereinafter “Net Assets”). NY Tax-Free Fund shall not assume any liability of NY Insured Fund or FNYTFT, whether accrued or contingent, known or unknown, and FNYTFT shall use its reasonable best efforts to discharge all of the known liabilities of NY Insured Fund, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

(b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of FNYTFT, on behalf of NY Insured Fund, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, NY Tax-Free Fund agrees at the Closing to deliver to FNYTFT the number of NY Tax-Free Fund Shares, determined by dividing the net asset value per share of each Class A and Class C shares of NY Insured Fund by the net asset value per share each of Class A and Class C shares of NY Tax-Free Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A and Class C shares, respectively, of NY Insured Fund as of 1:00 p.m., Pacific Time, on the Closing Date. The NY Tax-Free Fund Shares delivered to FNYTFT at the Closing shall have an aggregate net asset value equal to the value of NY Insured Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

(c) Immediately following the Closing, NY Insured Fund shall be dissolved and shall distribute the NY Tax-Free Fund Shares received by NY Insured Fund pursuant to this Section 1 pro rata to NY Insured Fund’s shareholders of record, based upon their respective holdings of NY Insured Fund, as of the close of business on the Closing Date. Such distribution shall be accomplished by the establishment of accounts on the share records of NY Tax-Free Fund of the type and in the amounts due such shareholders based on their respective holdings in NY Insured Fund as of the close of business on the Closing Date. Fractional NY Tax-Free Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing NY Insured Fund Shares shall be entitled to surrender the same to the transfer agent for NY Tax-Free Fund in exchange for the number of NY Tax-Free Fund Shares of the same class into which the NY Insured Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Until so surrendered, each outstanding certificate, if any, which, prior to the Closing, represented NY Insured Fund Shares shall be deemed for all NY Tax-Free Fund purposes to evidence ownership of the number of NY Tax-Free Fund Shares into which the NY Insured Fund Shares (which prior to the Closing were represented thereby) have been converted. [Alternatively: Do you want to treat any outstanding share certificates as cancelled?] Certificates for NY Tax-Free Fund Shares shall not be issued, unless specifically requested by a shareholder. After the distribution, NY Insured Fund shall be dissolved.

(d) At the Closing, each shareholder of record of NY Insured Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of NY Insured Fund that such person had on such Distribution Record Date.

(e) All books and records relating to NY Insured Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to NY Tax-Free Fund from and after the date of the Plan, and shall be turned over to NY Tax-Free Fund on or prior to the Closing.

2. Valuation.

(a) The net asset value of NY Tax-Free Fund Shares and NY Insured Fund Shares and the value of NY Insured Fund’s Net Assets to be acquired by NY Tax-Free Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific Time, on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”). The net asset value per share of NY Tax-Free Fund Shares and NY Insured Fund Shares and the value of NY Insured Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectuses of NY Tax-Free Fund and NY Insured Fund, as amended or supplemented, except that the net asset value per share of Perspectives Fund shall be carried to the fourth decimal place.

(b) In the event of a Market Disruption on the proposed Closing Date, so that an accurate appraisal of the net asset value of NY Tax-Free Fund Shares or NY Insured Fund Shares or the value of NY Insured Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

(c) All computations of value regarding the net asset value of NY Tax-Free Fund Shares and NY Insured Fund Shares and the value of NY Insured Fund’s Net Assets shall be made by the administrator to the Funds.

3. Closing and Closing Date.

The Closing shall take place at the principal office of the FNYTFT at 2:00 p.m., Pacific Time, on [September __], 2010 or such later date as the officers of FNYTFT and NY Tax-Free Fund may mutually agree (the “Closing Date”). FNYTFT, on behalf of NY Insured Fund, shall have provided for delivery as of the Closing of those Net Assets of NY Insured Fund to be transferred to the account of NY Tax-Free Fund’s Custodian, The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286. FNYTFT, on behalf of NY Insured Fund, shall deliver at the Closing a list of names and addresses of the holders of record of each class of NY Insured Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 1:00 p.m., Pacific Time, on the Closing Date, certified by its transfer agent or by its Chief Executive Officer - Finance and Administration to the best of its or her knowledge and belief. NY Tax-Free Fund shall provide evidence satisfactory to FNYTFT, on behalf of NY Insured Fund, that such NY Tax-Free Fund Shares have been registered in an account on the books of NY Tax-Free Fund in such manner as the officers of FNYTFT may reasonably request.

4. Representations and Warranties by NY Tax-Free Fund.

NY Tax-Free Fund represents and warrants to FNYTFT, on behalf of NY Insured Fund, that:

(a) NY Tax-Free Fund, which was originally organized as a New York corporation on May 14, 1982, was converted to a statutory trust (then known as a Delaware business trust) created under the laws of the State of Delaware effective on May 1, 1997. NY Tax-Free Fund is validly existing under the laws of the State of Delaware. NY Tax-Free Fund is duly registered under the 1940 Act as an open-end, management investment company and all of the NY Tax-Free Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b) NY Tax-Free Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, each outstanding share of which is, and each share of which when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights. NY Tax-Free Fund currently is divided into four classes of shares (of which NY Tax-Free Fund Shares represent two classes): Class A, Class B, Class C and Advisor Class shares of beneficial interest. No shareholder of NY Tax-Free Fund shall have any option, warrant or preemptive right of subscription or purchase with respect to NY Tax-Free Fund Shares, except for the rights of Class B shares to convert into Class A shares after eight years.

(c) The financial statements appearing in NY Tax-Free Fund’s Annual Report to Shareholders for the fiscal year ended May 31, 2009, audited by PricewaterhouseCoopers LLP, and in NY Tax-Free Fund’s unaudited Semi-Annual Report to Shareholders for the period ended November 30, 2009, copies of which have been delivered to FNYTFT, on behalf of NY Insured Fund, and any interim unaudited financial statements, copies of which may be furnished to FNYTFT, on behalf of NY Insured Fund, fairly present the financial position of NY Tax-Free Fund as of their respective dates and the results of NY Tax-Free Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(d) The books and records of NY Tax-Free Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of NY Tax-Free Fund.

(e) NY Tax-Free Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended (the “NY Tax-Free Declaration”) or By-laws, as amended (the “NY Tax-Free By-laws”), or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by NY Tax-Free Fund of the transactions contemplated by the Plan, except for the registration of NY Tax-Free Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

(f) NY Tax-Free Fund has elected to be treated as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). NY Tax-Free Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, has not had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and intends to continue to qualify as a RIC as of the Closing Date. Consummation of the transactions contemplated by the Plan will not cause NY Tax-Free Fund to fail to be qualified as a RIC as of the Closing Date.

(g) NY Tax-Free Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h) NY Tax-Free Fund does not have any unamortized or unpaid organizational fees or expenses.

(i) All information to be furnished by NY Tax-Free Fund to FNYTFT for use in preparing any prospectus, information statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(j) NY Tax-Free Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements..

(k) There is no inter-corporate indebtedness existing between NY Insured Fund and NY Tax-Free Fund that was issued, acquired, or will be settled at a discount.

(l) NY Tax-Free Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of NY Insured Fund.

(m) NY Tax-Free Fund has no plan or intention to issue additional shares following the Reorganization except for shares issued in the ordinary course of NY Tax-Free Fund’s business as an open-end investment company; nor does NY Tax-Free Fund have any plan or intention to redeem or otherwise reacquire any shares of NY Tax-Free Fund issued pursuant to the Plan, either directly or through any transaction, agreement, or arrangement with any other person, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

(n) NY Tax-Free Fund is in the same line of business as NY Insured Fund before the Reorganization and did not enter into such line of business as part of the Reorganization. NY Tax-Free Fund will actively continue NY Insured Fund’s business in substantially the same manner that FNYTFT, on behalf of NY Insured Fund, conducted that business immediately before the Reorganization and has no plan or intention to change such business. On the Closing Date, NY Tax-Free Fund expects that at least 33 1/3% of NY Insured Fund’s portfolio assets will meet the investment objectives, strategies, policies, risks and restrictions of NY Tax-Free Fund. NY Tax-Free Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization. NY Tax-Free Fund has no plan or intention to sell or otherwise dispose of any of the former assets of NY Insured Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business, NY Tax-Free Fund will continuously review its investment portfolio (as FNYTFT, on behalf of NY Insured Fund, did before the Closing) to determine whether to retain or dispose of particular securities, including those included among the former assets of NY Insured Fund.

(o) The registration statement on Form N-14 referred to in Section 7(g) hereof (the “Registration Statement”), and any prospectus or statement of additional information of NY Tax-Free Fund contained or incorporated therein by reference, and any supplement or amendment to the

Registration Statement or any such prospectus or statement of additional information, on the effective and clearance dates of the Registration Statement and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5. Representations and Warranties by FNYTFT on behalf of NY Insured Fund.

FNYTFT, on behalf of NY Insured Fund, represents and warrants to NY Tax-Free Fund that:

(a) NY Insured Fund is a series of FNYTFT, which was originally organized as a Massachusetts business trust on July 17, 1986 and converted to a statutory trust created under the laws of the State of Delaware effective as of February 1, 2008, and is validly existing under the laws of the State of Delaware. FNYTFT is duly registered under the 1940 Act as an open-end, management investment company and all NY Insured Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purposes of raising the required initial capital, or obtaining any required initial shareholder approvals.

(b) FNYTFT is authorized to issue an unlimited number of shares of beneficial interest, without par value, of NY Insured Fund, each outstanding share of which is fully paid, non-assessable, and has full voting rights. FNYTFT issues shares of two (2) series, including NY Insured Fund. NY Insured Fund has two classes of shares: Class A and Class C. An unlimited number of shares of beneficial interest of FNYTFT have been allocated and designated to each class of NY Insured Fund. No shareholder of FNYTFT has or will have any option, warrant, or preemptive rights of subscription or purchase with respect to NY Insured Fund Shares.

(c) The financial statements appearing in NY Insured Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2009, audited by PricewaterhouseCoopers LLP, and unaudited Semi-Annual Report to Shareholders for the period ended [March 31, 2010], copies of which have been delivered to NY Tax-Free Fund, and any interim financial statements for FNYTFT, on behalf of NY Insured Fund, which may be furnished to NY Tax-Free Fund, fairly present the financial position of NY Insured Fund as of their respective dates and the results of NY Insured Fund’s operations for the periods indicated in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(d) FNYTFT, on behalf of NY Insured Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended to date (the “FNYTFT Declaration”) or Bylaws, as amended, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan. NY Insured Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by NY Insured Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by NY Insured Fund.

(e) FNYTFT has elected to treat NY Insured Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. NY Insured Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, has not had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and will qualify as a RIC as of the Closing Date. Consummation of the transactions contemplated by the Plan will not cause NY Insured Fund to fail to be qualified as a RIC as of the Closing Date.

(f) NY Insured Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g) NY Insured Fund does not have any unamortized or unpaid organization fees or expenses.

(h) NY Insured Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(i) Since [March 31, 2010], there has not been any material adverse change in NY Insured Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

(j) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by FNYTFT, on behalf of NY Insured Fund, of the transactions contemplated by the Plan, except as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.

(k) All information to be furnished by FNYTFT or NY Insured Fund, including the Prospectus and Statement of Additional Information for Class A and Class C shares of NY Insured Fund dated February 1, 2010, to be used in preparing the Registration Statement, and the combined prospectus/information statement to be included in the Registration Statement, and other documents which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto, and such information shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any amended, revised, or new prospectus or statement of additional information of NY Insured Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to NY Tax-Free Fund promptly after such filing), shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

(l) There is no intercorporate indebtedness existing between NY Insured Fund and NY Tax-Free Fund that was issued, acquired, or will be settled at a discount.

(m) During the five-year period ending on the Closing Date, (i) FNYTFT, on behalf of NY Insured Fund, has not acquired, and will not acquire, NY Insured Fund Shares with consideration other than NY Tax-Free Fund Shares or NY Insured Fund Shares, except for redemptions in the ordinary course of NY Insured Fund’s business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act, and (ii) no distributions will have been made with respect to NY Insured Fund Shares (other than regular, normal dividend distributions made pursuant to the NY Insured Fund’s historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for distributions described in Sections 852 and 4982 of the Code.

(n) As of the Closing Date, NY Insured Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of NY Insured Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(o) Throughout the five year period ending on the Closing Date, FNYTFT, on behalf of NY Insured Fund, will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code. FNYTFT, on behalf of NY Insured Fund, did not enter into (or expand) a line of business as part of the Reorganization. FNYTFT, on behalf of NY Insured Fund, will not alter its investment portfolio in connection with the Reorganization.

6. Representations and Warranties by FNYTFT and NY Tax-Free Fund.

FNYTFT, on behalf of NY Insured Fund, and NY Tax-Free Fund each represents and warrants to the other that:

(a) The statement of assets and liabilities to be furnished by it as of 1:00 p.m., Pacific time, on the Closing Date for the purpose of determining the number of NY Tax-Free Fund Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect each Fund’s Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c) Except as disclosed in its currently effective prospectus (relating to NY Insured Fund in the case of FNYTFT) there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither NY Tax-Free Fund nor FNYTFT is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects NY Tax-Free Fund’s or NY Insured Fund’s business or their ability to consummate the transactions herein contemplated.

(d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(e) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of its Board of Trustees, and the Plan constitutes a valid and binding obligation enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles.

(f) It anticipates that consummation of the Plan will not cause either NY Insured Fund, in the case of FNYTFT, or NY Tax-Free Fund to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end of their respective fiscal years.

7. Covenants of FNYTFT and NY Tax-Free Fund.

(a) FNYTFT, on behalf of NY Insured Fund, and NY Tax-Free Fund each covenants to operate its respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

(b) FNYTFT, on behalf of NY Insured Fund, undertakes that it will not acquire NY Tax-Free Fund Shares for the purpose of making distributions thereof to anyone other than NY Insured Fund’s shareholders.

(c) FNYTFT, on behalf of NY Insured Fund, undertakes that, if the Plan is consummated, NY Insured Fund will liquidate and dissolve.

(d) FNYTFT, on behalf of NY Insured Fund, and NY Tax-Free Fund each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and either all federal and other taxes shown as due on said returns shall have been paid, or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

(e) At the Closing, FNYTFT, on behalf of NY Insured Fund, will provide NY Tax-Free Fund a copy of the shareholder ledger accounts, certified by NY Insured Fund’s transfer agent or its Chief Executive Officer – Finance and Administration to the best of its or her knowledge and belief, for all the shareholders of record of NY Insured Fund Shares as of 1:00 p.m., Pacific Time, on the Closing Date who are to become shareholders of NY Tax-Free Fund as a result of the transfer of assets that is the subject of the Plan.

(f) As of the Closing, FNYTFT, on behalf of NY Insured Fund, shall have delivered to NY Insured Fund’s shareholders at least 30 days prior to the Closing Date, a combined Prospectus/Information Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(c) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, thereunder (the “Prospectus/Information Statement”).

(g) NY Tax-Free Fund has filed the Registration Statement with the SEC and used its best efforts to provide that the Registration Statement became effective as promptly as practicable. At the time it became effective, the Registration Statement (i) complied in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) did not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement became effective and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(h) Subject to the provisions of the Plan, NY Tax-Free Fund and FNYTFT, on behalf of NY Insured Fund, each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(i) FNYTFT, on behalf of NY Insured Fund, shall deliver to NY Tax-Free Fund, at the Closing Date, confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of NY Insured Fund transferred to NY Tax-Free Fund in accordance with the terms of the Plan.

8. Conditions Precedent to be Fulfilled by FNYTFT and NY Tax-Free Fund.

The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the Chief Executive Officer – Finance and Administration and by the Secretary or equivalent officer to the foregoing effect.

(b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Trustees, certified by its Secretary or equivalent officer of such party.

(c) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d) That a distribution or distributions shall have been declared for NY Insured Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of NY Insured Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended September 30, 2009 and substantially all of such investment company taxable income for the short taxable year beginning on October 1, 2009 and ending on the Closing Date and (ii) all of NY Insured Fund’s net capital gain recognized in its taxable year ended September 30, 2009 and substantially all of any such capital gain recognized in such short taxable year (in each case after reduction for any capital loss carry-over).

(e) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of NY Insured Fund or NY Tax-Free Fund.

(f) That there shall be delivered to FNYTFT, on behalf of NY Insured Fund, and to NY Tax-Free Fund an opinion in form and substance satisfactory to them, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to NY Tax-Free Fund and FNYTFT, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of FNYTFT and NY Tax-Free Fund with regard to matters of fact:

(1) The acquisition by NY Tax-Free Fund of substantially all the assets of NY Insured Fund as provided for herein in exchange for NY Tax-Free Fund Shares followed by the distribution by NY Insured Fund to its shareholders of NY Tax-Free Fund Shares in complete liquidation of NY Insured Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and NY Insured Fund and NY Tax-Free Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by NY Insured Fund upon the transfer of substantially all of its assets to NY Tax-Free Fund in exchange solely for voting shares of NY Tax-Free Fund (Sections 361(a) and 357(a) of the Code);

(3) NY Tax-Free Fund will recognize no gain or loss upon the receipt of substantially all of the assets of NY Insured Fund in exchange solely for voting shares of NY Tax-Free Fund (Section 1032(a) of the Code);

(4) No gain or loss will be recognized by NY Insured Fund upon the distribution of NY Tax-Free Fund Shares to its shareholders in liquidation of NY Insured Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

(5) The basis of the assets of NY Insured Fund received by NY Tax-Free Fund will be the same as the basis of such assets to NY Insured Fund immediately prior to the Reorganization (Section 362(b) of the Code);

(6) The holding period of the assets of NY Insured Fund received by NY Tax-Free Fund will include the period during which such assets were held by NY Insured Fund (Section 1223(2) of the Code);

(7) No gain or loss will be recognized by the shareholders of NY Insured Fund upon the exchange of their shares in NY Insured Fund for voting shares of NY Tax-Free Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

(8) The basis of NY Tax-Free Fund Shares received by the shareholders of NY Insured Fund shall be the same as the basis of the NY Insured Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

(9) The holding period of NY Tax-Free Fund Shares received by shareholders of NY Insured Fund (including fractional shares to which they may be entitled) will include the holding period of NY Insured Fund Shares surrendered in exchange therefor, provided that NY Insured Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

(10) NY Tax-Free Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (“Treasury Regulations”)) the items of NY Insured Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

(g) That there shall be delivered to NY Tax-Free Fund, on behalf of NY Tax-Free Fund, an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to FNYTFT, on behalf of NY Insured Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1) NY Insured Fund is a series of FNYTFT and that FNYTFT is a validly existing statutory trust in good standing under the laws of the State of Delaware;

(2) FNYTFT is an open-end investment company of the management type registered as such under the 1940 Act;

(3) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of FNYTFT on behalf of NY Insured Fund; and

(4) The Plan is the legal, valid and binding obligation of FNYTFT, on behalf of NY Insured Fund, and is enforceable against FNYTFT, on behalf of NY Insured Fund, in accordance with its terms.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of FNYTFT with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of FNYTFT.

(h) That there shall be delivered to FNYTFT, on behalf of NY Insured Fund, an opinion in form and substance satisfactory to it from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to NY Tax-Free Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1) NY Tax-Free Fund is a validly existing statutory trust in good standing under the laws of the State of Delaware;

(2) NY Tax-Free Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value;

(3) NY Tax-Free Fund is an open-end investment company of the management type registered as such under the 1940 Act;

(4) NY Tax-Free Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by NY Tax-Free Fund;

(5) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary statutory trust action on the part of NY Tax-Free Fund; and

(6) The Plan is the legal, valid and binding obligation of NY Tax-Free Fund and is enforceable against NY Tax-Free Fund accordance with its terms.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of NY Tax-Free Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of NY Tax-Free Fund.

(i) That NY Tax-Free Fund’s Prospectus contained in the Registration Statement with respect to NY Tax-Free Fund Shares to be delivered to NY Insured Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j) That NY Tax-Free Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit NY Tax-Free Fund Shares lawfully to be delivered to each holder of NY Insured Fund Shares.

(k) That, at the Closing, there shall be transferred to NY Tax-Free Fund aggregate Net Assets of NY Insured Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of NY Insured Fund on the Closing Date.

(l) That there be delivered to NY Tax-Free Fund information concerning the tax basis of NY Insured Fund in all securities transferred to NY Tax-Free Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of

NY Insured Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with FNYTFT, on behalf of NY Insured Fund, with respect to each shareholder.

9. Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: FNYTFT, on behalf of NY Insured Fund, and NY Tax-Free Fund will each pay 25% of the costs of the Reorganization. Franklin Advisers, Inc., the investment manager for each Fund, will pay 50% of the costs of the Reorganization.

10. Termination; Postponement; Waiver; Order.

(a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior to the Closing, or the Closing may be postponed as follows:

(1) by mutual consent of FNYTFT, on behalf of NY Insured Fund, and NY Tax-Free Fund;

(2) by NY Tax-Free Fund if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

(3) by FNYTFT, on behalf of NY Insured Fund, if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

(b) If the transactions contemplated by the Plan have not been consummated by December 31,2010, the Plan shall automatically terminate on that date, unless a later date is agreed to by both NY Tax-Free Fund and FNYTFT.

(c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither FNYTFT, NY Insured Fund nor NY Tax-Free Fund, nor their trustees, officers, or agents or the shareholders of NY Insured Fund or NY Tax-Free Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 9 hereof.

(d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the party who is entitled to the benefit thereof if, in the judgment of such party, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to its shareholders, on behalf of whom such action is taken.

(e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither FNYTFT nor NY Tax-Free Fund, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of FNYTFT, on behalf of NY Insured Fund, and the Board of Trustees of NY Tax-Free Fund to be acceptable, such term or condition shall be binding as if it were a part of the Plan.

11. Liability of FNYTFT and NY Tax-Free Fund.

(a) Each party acknowledges and agrees that all obligations of NY Tax-Free Fund under the Plan are binding only with respect to NY Tax-Free Fund; that any liability of NY Tax-Free Fund under the Plan or in connection with the transactions contemplated herein shall be discharged only out of the assets of NY Tax-Free Fund; and that neither FNYTFT nor NY Insured Fund shall seek satisfaction of any such obligation or liability from the shareholders of NY Tax-Free Fund, the trustees, officers, employees or agents of NY Tax-Free Fund, or any of them.

(b) Each party acknowledges and agrees that all obligations of FNYTFT under the Plan are binding only with respect to NY Insured Fund; that any liability of FNYTFT under this Plan with respect to NY Insured Fund in connection with the transactions contemplated herein, shall be discharged only out of the assets of NY Insured Fund; that no other series of FNYTFT shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that NY Tax-Free Fund will not seek satisfaction of any such obligation or liability from the shareholders of FNYTFT or NY Insured Fund, the trustees, officers, employees or agents of FNYTFT, or any of them.

12. Entire Agreement and Amendments.

The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

13. Counterparts.

The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

14. Notices.

Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to NY Tax-Free Fund at One Franklin Parkway, San Mateo, California 94403, Attention: Secretary, or NY Insured Fund, at Franklin New York Tax-Free Trust, One Franklin Parkway, San Mateo, California 94403 Attention: Secretary, as the case may be.

15. Governing Law.

The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

IN WITNESS WHEREOF, FNYTFT, on behalf of NY Insured Fund, and NY Tax-Free Fund, have each caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

FRANKLIN NEW YORK TAX-FREE

TRUST

on behalf of FRANKLIN NEW YORK

INSURED TAX-FREE INCOME FUND

By:

(Name) (Title)

FRANKLIN NEW YORK TAX-FREE

INCOME FUND

By:

(Name) (Title)

EXHIBIT B

PROSPECTUS OF

FRANKLIN NEW YORK TAX-FREE INCOME FUND

CLASS A, CLASS B, CLASS C AND ADVISOR CLASS SHARES

DATED OCTOBER 1, 2009

The Prospectus of Franklin New York Tax-Free Income Fund dated October 1, 2009, is part of this Prospectus/Information Statement and will be included in the Information Statement mailing to all shareholders of record of Franklin New York Insured Tax-Free Income Fund. For purposes of this EDGAR filing, the Prospectus of Franklin New York Tax-Free Income Fund dated October 1, 2009, is incorporated by reference to the electronic filing on Form N-1A made by Franklin New York Tax-Free Income Fund on September 25, 2009, under Accession No. 0000703112-09-000018.

EXHIBIT C

FINANCIAL HIGHLIGHTS FOR

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Class A Per share operating performance (for a share outstanding throughout the period)	Six Months Ended November 30, 2009 (unaudited)	2009	Year Ended May 31,			2005
			2008	2007	2006
Net asset value, beginning of period	$11.34	$11.61	$11.69	$11.72	$12.01	$11.64
Income from investment operations[a]:
Net investment income[b]	0.25	0.50	0.51	0.51	0.52	0.54
Net realized and unrealized gains (losses)	0.24	(0.21)	(0.06)	(0.02)	(0.29)	0.37
Total from investment operations	0.49	0.29	0.45	0.49	0.23	0.91
Less distributions from:
Net investment income	(0.25)	(0.51)	(0.51)	(0.51)	(0.52)	(0.54)
Net realized gains	--	(0.05)	(0.02)	(0.01)	--	--
Total distributions	(0.25)	(0.56)	(0.53)	(0.52)	(0.52)	(0.54)
Redemption fees[c]	--	--[d]	--[d]	--[d]	--[d]	--[d]
Net asset value, end of period	$11.58	$11.34	$11.61	$11.69	$11.72	$12.01

Total return[e]	4.39%	2.72%	3.92%	4.25%	1.95%	7.95%

Ratios to average net assets[f]
Expenses	0.60%	0.60%	0.60%	0.61%	0.60%	0.60%
Net investment income	4.30%	4.53%	4.38%	4.37%	4.41%	4.50%

Supplemental data
Net assets, end of period (000’s)	$5,183,481	$4,831,851	$4,701,098	$4,411,763	$4,351,378	$4,497,924
Portfolio turnover rate	8.13%	13.12%	11.88%	5.59%	9.71%	10.97%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Effective September 1, 2008, the redemption fee was eliminated.

d Amount rounds to less than $0.01 per share.

e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f Ratios are annualized for periods less than one year.

Class B Per share operating performance (for a share outstanding throughout the period)	Six Months Ended November 30, 2009 (unaudited)	2009	Year Ended May 31,			2005
			2008	2007	2006
Net asset value, beginning of period	$11.32	$11.58	$11.67	$11.70	$11.99	$11.61
Income from investment operations[a]:
Net investment income[b]	0.21	0.44	0.44	0.45	0.45	0.47
Net realized and unrealized gains (losses)	0.24	(0.21)	(0.07)	(0.02)	(0.29)	0.38
Total from investment operations	0.45	0.23	0.37	0.43	0.16	0.85
Less distributions from:
Net investment income	(0.22)	(0.44)	(0.44)	(0.45)	(0.45)	(0.47)
Net realized gains	--	(0.05)	(0.02)	(0.01)	--	--
Total distributions	(0.22)	(0.49)	(0.46)	(0.46)	(0.45)	(0.47)
Redemption fees[c]	--	--[d]	--[d]	--[d]	--[d]	--[d]
Net asset value, end of period	$11.55	$11.32	$11.58	$11.67	$11.70	$11.99

Total return[e]	4.01%	2.23%	3.26%	3.67%	1.38%	7.46%

Ratios to average net assets[f]
Expenses	1.16%	1.16%	1.16%	1.17%	1.16%	1.16%
Net investment income	3.74%	3.97%	3.82%	3.81%	3.85%	3.94%

Supplemental data
Net assets, end of period (000’s)	$91,080	$112,001	$148,693	$178,205	$207,209	$231,020
Portfolio turnover rate	8.13%	13.12%	11.88%	5.59%	9.71%	10.97%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Effective September 1, 2008, the redemption fee was eliminated.

d Amount rounds to less than $0.01 per share.

e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f Ratios are annualized for periods less than one year.

Class C Per share operating performance (for a share outstanding throughout the period)	Six Months Ended November 30, 2009 (unaudited)	2009	Year Ended May 31,			2005
			2008	2007	2006
Net asset value, beginning of period	$11.33	$11.60	$11.69	$11.71	$12.00	$11.63
Income from investment operations[a]:
Net investment income[b]	0.22	0.44	0.44	0.45	0.45	0.47
Net realized and unrealized gains (losses)	0.24	(0.22)	(0.07)	(0.01)	(0.29)	0.37
Total from investment operations	0.46	0.22	0.37	0.44	0.16	0.84
Less distributions from:
Net investment income	(0.22)	(0.44)	(0.44)	(0.45)	(0.45)	(0.47)
Net realized gains	--	(0.05)	(0.02)	(0.01)	--	--
Total distributions	(0.22)	(0.49)	(0.46)	(0.46)	(0.45)	(0.47)
Redemption fees[c]	--	--[d]	--[d]	--[d]	--[d]	--[d]
Net asset value, end of period	$11.57	$11.33	$11.60	$11.69	$11.71	$12.00

Total return[e]	4.11%	2.15%	3.26%	3.76%	1.38%	7.36%

Ratios to average net assets[f]
Expenses	1.16%	1.16%	1.16%	1.17%	1.16%	1.16%
Net investment income	3.74%	3.97%	3.82%	3.81%	3.85%	3.94%

Supplemental data
Net assets, end of period (000’s)	$729,383	$535,898	$398,418	$272,837	$245,444	$235,805
Portfolio turnover rate	8.13%	13.12%	11.88%	5.59%	9.71%	10.97%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Effective September 1, 2008, the redemption fee was eliminated.

d Amount rounds to less than $0.01 per share.

e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f Ratios are annualized for periods less than one year.

Advisor Class Per share operating performance (for a share outstanding throughout the period)	Six Months Ended November 30, 2009 (unaudited)	2009	Year Ended May 31,			2005
			2008	2007	2006
Net asset value, beginning of period	$11.35	$11.61	$11.70	$11.73	$12.02	$11.64
Income from investment operations[a]:
Net investment income[b]	0.25	0.51	0.52	0.53	0.53	0.55
Net realized and unrealized gains (losses)	0.24	(0.20)	(0.07)	(0.02)	(0.29)	0.38
Total from investment operations	0.49	0.31	0.45	0.51	0.24	0.93
Less distributions from:
Net investment income	(0.26)	(0.52)	(0.52)	(0.53)	(0.53)	(0.55)
Net realized gains	--	(0.05)	(0.02)	(0.01)	--	--
Total distributions	(0.26)	(0.57)	(0.54)	(0.54)	(0.53)	(0.55)
Redemption fees[c]	--	--[d]	--[d]	--[d]	--[d]	--[d]
Net asset value, end of period	$11.58	$11.35	$11.61	$11.70	$11.73	$12.02

Total return[e]	4.34%	2.90%	3.93%	4.34%	2.04%	8.14%

Ratios to average net assets[f]
Expenses	0.51%	0.51%	0.51%	0.52%	0.51%	0.51%
Net investment income	4.39%	4.62%	4.47%	4.46%	4.50%	4.59%

Supplemental data
Net assets, end of period (000’s)	$145,942	$102,034	$84,781	$61,547	$44,308	$30,487
Portfolio turnover rate	8.13%	13.12%	11.88%	5.59%	9.71%	10.97%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Effective September 1, 2008, the redemption fee was eliminated.

d Amount rounds to less than $0.01 per share.

e Total return is not annualized for periods less than one year.

f Ratios are annualized for periods less than one year.

EXHIBIT D

OWNERSHIP OF THE FUNDS

Listed below is the name, address, share class and percentage ownership of each person who, as of May 19, 2010, and to the knowledge of the Trust and NY Tax-Free Fund, owned (beneficially or of record) 5% or more of the outstanding shares of any class of NY Insured Fund or NY Tax-Free Fund:

Name and Address	Share Class	Percentage (%) of the Class
NY Insured Fund
None	N/A	N/A
NY Tax-Free Fund
Ellard & Company c/o Fiduciary Trust Company International P.O. Box 3199 New York, NY 10008-3199	Advisor	24.94

Part B

STATEMENT OF ADDITIONAL INFORMATION

FOR

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Dated [June ___], 2010

Acquisition of Substantially All of the Assets of

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

(a series of Franklin New York Tax-Free Trust)

By and in Exchange for Shares of

FRANKLIN NEW YORK TAX-FREE INCOME FUND

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of Franklin New York Insured Tax-Free Income Fund (“NY Insured Fund”) by and in exchange solely for Class A and Class C shares of Franklin New York Tax-Free Income Fund (“NY Tax-Free Fund”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):

1.

Statement of Additional Information of NY Insured Fund dated February 1, 2010, as previously filed via EDGAR by Franklin New York Tax-Free Trust under Rule 497 [Accession No. 0001379491-10-000008] filed February 4, 2010.

2.	Statement of Additional Information of NY Tax-Free Fund dated October 1, 2009, as previously filed via EDGAR under Rule 485(b) [Accession No. 0000703112-09-000018] filed September 25, 2009.

3.

Annual Report of NY Insured Fund for the fiscal year ended September 30, 2009, as previously filed via EDGAR in Franklin New York Tax-Free Trust’s Form N-CSR [Accession No. 0000798523-09-000033] filed November 30, 2009.

4.	Annual Report of NY Tax-Free Fund for the fiscal year ended May 31, 2009, as previously filed via EDGAR in NY Tax-Free Fund’s Form N-CSR [Accession No. 0000703112-09-000015] filed July 31, 2009.

5.	Semiannual Report of NY Insured Fund for the period ended March 31, 2010, as previously filed via EDGAR in NY Insured Fund’s Form N-CSRS [Accession No. ] filed [ ], 2010.

6.

Semiannual Report of NY Tax-Free Fund for the period ended November 30, 2009, as previously filed via EDGAR in NY Tax-Free Fund’s Form N-CSRS [Accession No. 0000703112-10-000006] filed January 30, 2010.

This SAI is not a prospectus; you should read this SAI in conjunction with the Prospectus/Information Statement dated [June ____], 2010, relating to the above-referenced transaction. You can request a copy of the Prospectus/Information Statement by calling (800) DIAL BEN® ((800) 342-5236) or by writing to NY Tax-Free Fund at P.O. Box 997151, Sacramento, CA 95899-7151.

PART C

OTHER INFORMATION

Item 15. Indemnification. The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect;

(a)

Amended and Restated Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust dated May 21, 2007

Filing: Post-Effective Amendment No. 31 to RegistrationStatement of Form N-1A

File No. 002-77880

Filing Date: September 27, 2007

(b)	Certificate of Amendment of Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund dated October 21, 2008

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant;

(a)

Amended and Restated By-Laws of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust effective as of May 21, 2007

Filing: Post-Effective Amendment No. 31 to Registration Statement of Form N-1A

File No. 002-77880

Filing Date: September 27, 2007

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)

Form of Agreement and Plan of Reorganization by and between Franklin New York Tax-Free Trust, on behalf of its series, Franklin New York Insured Tax-Free Income Fund, and Franklin New York Tax-Free Income Fund, is filed herewith as Exhibit A to the Prospectus/Information Statement.

(5)

Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)

Articles III, V, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust dated May 21, 2007

Filing: Post-Effective Amendment No. 31 to RegistrationStatement of Form N-1A

File No. 002-77880

Filing Date: September 27, 2007

(b)

Article VII of the Amended and Restated Agreement and Declaration of Trust as amended by the Certificate of Amendment of Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund dated October 21, 2008

(c)

Articles II, VI and VII of the Amended and Restated By-Laws of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust effective as of May 21, 2007

Filing: Post-Effective Amendment No. 31 to Registration Statement of Form N-1A

File No. 002-77880

Filing Date: September 27, 2007

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Management Agreement between Registrant and Franklin Advisers, Inc., dated October 1, 1998

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 002-77880

Filing Date: September 28, 2000

(b)

Addendum to Investment Management Agreement between Registrant and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 002-77880

Filing Date: September 25, 2008

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc., dated October 31, 2000

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 002-77880

Filing Date: September 27, 2001

(b)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 002-77880

Filing Date: September 27, 2004

(c)

Amendment dated May 15, 2006, to Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1

File No. 002-77880

Filing Date: September 25, 2008

(8)

Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)

Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 002-77880

Filing Date: September 26, 1996

(b)

Amendment dated May 7, 1997, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 002-77880

Filing Date: July 26, 1999

(c)

Amendment dated February 27, 1998, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 002-77880

Filing Date: July 20, 1998

(d)	Amendment dated January 6, 2010 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

(e)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 002-77880

Filing Date: September 26, 1996

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 002-77880

Filing Date: September 30, 2009

(b)

Form of Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 002-77880

Filing Date: September 30, 2009

(c)

Form of Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 33 to Registration Statement of Form N-1A

File No. 002-77880

Filing Date: September 30, 2009

(d)	Multiple Class Plan dated November 18, 2003 Filing: Post-Effective Amendment No. 30 to Registration Statement of Form N-1A File No. 002-77880 Filing Date: September 27, 2006

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Opinion and consent of counsel dated May 24, 2010

(12)

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	To be filed by amendment.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc., and Franklin Templeton Services, LLC dated March 1, 2008

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 002-77880

Filing Date: September 25, 2008

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed by the registration statement; and

(a)	Power of Attorney dated April 13, 2010

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics dated May 2009 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A File No. 002-77880 Filing Date: September 25, 2009

Item 17. Undertakings.

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of San Mateo and State of California, on the 25th day of May, 2010.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

(Registrant)

By: /s/DAVID P. GOSS

David P. Goss

Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Christopher J. Molumphy*	Chief Executive Officer – Investment Management and

Christopher J. Molumphy	Dated: May 25, 2010

Laura F. Fergerson*	Chief Executive Officer - Finance and Administration

Laura F. Fergerson	Dated: May 25, 2010

Gaston Gardey*	Chief Financial Officer and Accounting Officer

Gaston Gardey	Dated: May 25, 2010

Harris J. Ashton*	Trustee

Harris J. Ashton	Dated: May 25, 2010

Sam Ginn*	Trustee

Sam Ginn	Dated: May 25, 2010

Edith E. Holiday*	Trustee

Edith E. Holiday	Dated: May 25, 2010

Charles B. Johnson*	Trustee

Charles B. Johnson	Dated: May 25, 2010

Rupert H. Johnson, Jr.*	Trustee

Rupert H. Johnson, Jr.	Dated: May 25, 2010

J. Michael Luttig*	Trustee

J. Michael Luttig	Dated: May 25, 2010

Frank A. Olson*	Trustee

Frank A. Olson	Dated: May 25, 2010

Larry D. Thompson*	Trustee

Larry D. Thompson	Dated: May 25, 2010

John B. Wilson*	Trustee

John B. Wilson	Dated: May 25, 2010

*By /s/DAIVD P. GOSS

David P. Goss, Attorney-in-Fact

(Pursuant to Power of Attorney filed herewith)

FRANKLIN NEW YORK TAX-FREE INCOME FUND

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(1)(a)	Amended and Restated Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust dated May 21, 2007	*

EX-99.(1)(b)	Certificate of Amendment of Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund dated October 21, 2008	Attached

EX-99.(2)(a)	Amended and Restated By-Laws of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust effective as of May 21, 2007	*

EX-99.(5)(a)	Articles III, V, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust dated May 21, 2007	*

EX-99.(5)(b)

Article VII of the Amended and Restated Agreement and Declaration of Trust as amended by the Certificate of Amendment of Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund dated October 21, 2008

*

EX-99.(5)(c)	Articles II, VI and VII of the Amended and Restated By-Laws of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust effective as of May 21, 2007	*

EX-99.(6)(a)	Management Agreement between Registrant and Franklin Advisers, Inc., dated October 1, 1998	*

EX-99.(6)(b)	Addendum to Investment Management Agreement between Registrant and Franklin Advisers, Inc., dated January 1, 2008	*

EX-99.(7)(a)	Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc., dated October 31, 2000	*

EX-99.(7)(b)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*

EX-99.(7)(c)	Amendment dated May 15, 2006, to Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*

EX-99.(9)(a)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(b)	Amendment dated May 7, 1997, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(c)	Amendment dated February 27, 1998, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(d)	Amendment dated January 6, 2010 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	Attached

EX-99.(9)(e)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(10)(a)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(10)(b)	Form of Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc.	*

EX-99.(10)(c)	Form of Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc.	*

EX-99.(10)(d)	Multiple Class Plan dated November 18, 2003	*

EX-99.(11)(a)	Opinion and consent of counsel dated May 24, 2010	Attached

EX-99.(13)(a)	Subcontract for Fund Administrative Services between Franklin Advisers, Inc., and Franklin Templeton Services, LLC dated March 1, 2008	*

EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm	Attached

EX-99.(16)(a)	Power of Attorney dated April 13, 2010	Attached

EX-99.(17)(a)	Code of Ethics dated May 2009	*

*Incorporated by Reference